Note 1-The Company	12 Months Ended
Dec. 31, 2025
Notes To Financial Statements [Abstract]
The Company

Note 1: The Company

Hecla Mining Company, and its affiliates and subsidiaries (collectively, “Hecla,” “we,” “us” or “the Company”), is the largest silver producer in the United States and Canada. In addition to operating mines in Alaska, Idaho and Quebec, Canada, the Company is developing a mine in the Yukon, Canada, and owns a number of exploration and pre-development projects in world-class silver and gold mining districts throughout North America. Our current holding company structure dates from the incorporation of Hecla Mining Company in 2006 and the renaming of our subsidiary (previously Hecla Mining Company) as Hecla Limited. Hecla Limited was incorporated on October 14, 1891 as an Idaho Corporation in northern Idaho’s Silver Valley. We believe we are the oldest operating precious metals mining company in the United States and the largest silver producer in the United States and Canada. Our corporate offices are in Coeur d’Alene, Idaho and Vancouver, British Columbia. The cash flow and profitability of the Company’s operations are significantly affected by the market price of silver, gold, lead and zinc, which are affected by numerous factors beyond our control.

References to “CAD” and “MXN” refer to the Canadian Dollar and Mexican Peso, respectively.

Sale of Casa Berardi

On January 26, 2026, following completion of a strategic review of Casa Berardi, we announced that we entered into a material definitive agreement to sell our wholly-owned subsidiary Hecla Quebec Inc., which owns the Casa Berardi operation to Orezone Gold Corporation (“Orezone”). The transaction closed on March 25, 2026. See Note 3: Sale of Hecla Quebec Inc. and Discontinued Operations for additional information.